SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SHARE CAPITAL AND SHAREBASED PAYMENTS
RSUs outstanding beg	2,994,709	2,190,666
Granted		1,878,320
Exercised	(585,265)	(1,005,334)
Cancelled and Forfeited		(68,943)
RSUs outstanding end	2,409,444	2,994,709
RSUs outstanding weighted average price beg	$ 1.14	$ 1.27
RSUs outstanding weighted average price granted		1.11
RSUs outstanding weighted average price exercised	1.19	1.37
RSUs outstanding weighted average price cancelled forfeited		1.14
RSUs outstanding weighted average price end	$ 1.13	$ 1.14